UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amended [   ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lyon, Stubbs & Tompkins, Inc.
Address:    777 Third Avenue
            18th floor
            New York, NY 10017

13F File Number:  801-20821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Patricia M. Gibson
Title:            Vice President
Phone:            212-838-0300



Signature, Place, and Date of Signing:

    \s\ Patricia M. Gibson          New York, NY         January 31, 2000

Report Type (Check only one.):

[ X ]       13F HOLDING REPORT

[   ]       13F NOTICE

[   ]       13F COMBINATION REPORT

Confidential position has been omitted and filed separately with the Commission

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Mangers:    None

Form 13F Information Table Entry Total: 98

Form 13F Information Table Value Total: 573,853


List of Other Included Managers:

 No.    13F File Number    Name

None

                                                    Lyon, Stubbs & Tompkins, Inc.
                                                              FORM 13F
                                                          December 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORP.                  COM              001957109    11970   235576 SH       Sole                            235576
ABBOTT LABORATORIES            COM              002824100     1037    28568 SH       Sole                             28568
AGILE SOFTWARE CORPORATION     COM              00846X105      752     3460 SH       Sole                              3460
AKAMAI TECHNOLOGIES            COM              00971t101      496     1515 SH       Sole                              1515
AMERICA ONLINE, INC.           COM              02364J104    44294   583781 SH       Sole                            583781
                                                                23      300 SH       Defined                            300
AMERICAN EXPRESS CO            COM              025816109      499     3000 SH       Sole                              3000
AMERICAN HOME PRODUCTS CORP.   COM              026609107     1000    25466 SH       Sole                             25466
AMERICAN INTERNAT'L GROUP INC  COM              026874107    15523   143567 SH       Sole                            143567
AMERICAN MOBILE SATELLITE      COM              02755r103      657    31200 SH       Sole                             31200
ATLANTIC RICHFIELD CO          COM              048825103     1048    12118 SH       Sole                             12118
BANK OF NEW YORK INC           COM              064057102      389     9736 SH       Sole                              9736
BELL ATLANTIC CORP             COM              077853109      286     4652 SH       Sole                              4652
BESTFOODS                      COM              08658U101     1062    20200 SH       Sole                             20200
BP AMOCO PLC - SPONSORED ADR   COM              055622104     2211    37280 SH       Sole                             37280
BRISTOL MYERS SQUIBB CO.       COM              110122108     1334    20780 SH       Sole                             20780
BROADCOM CORP.                 COM              111320107    14666    53845 SH       Sole                             53845
CARNIVAL CORP. - CL A          COM              143658102    17759   371435 SH       Sole                            371435
                                                                 5      100 SH       Defined                            100
CHASE MANHATTAN CORP.-NEW      COM              16161A108      233     3000 SH       Sole                              3000
CHEVRON CORP                   COM              166751107     1017    11740 SH       Sole                             11740
CHUBB CORP                     COM              171232101      964    17125 SH       Sole                             17125
CINAR CORP. -CL B SUB VTG      COM              171905300    16891   689417 SH       Sole                            689417
                                                                 6      234 SH       Defined                            234
CIRCUIT CITY STORES            COM              172737108    17614   390875 SH       Sole                            390875
                                                                 9      200 SH       Defined                            200
CISCO SYSTEMS, INC.            COM              17275R102    66655   622214 SH       Sole                            622214
COCA COLA CO                   COM              191216100     1309    22466 SH       Sole                             22466
DII GROUP, INC.                COM              232949107     3430    48327 SH       Sole                             48327
DOUBLECLICK, INC.              COM              258609304      202      800 SH       Sole                               800
DOVER CORPORATION              COM              260003108     1289    28400 SH       Sole                             28400
DU PONT (E.I.) NEMOURS & CO    COM              263534109      959    14552 SH       Sole                             14552
ELIZABETHTOWN CORP             COM              269242103      764    12280 SH       Sole                             12280
EXODUS COMMUNICATIONS          COM              302088109     3080    34685 SH       Sole                             34685
                                                                 9      100 SH       Defined                            100
EXXON MOBIL CORPORATION        COM              30231g102     8345   103581 SH       Sole                            103581
FANNIE MAE                     COM              313586109    15185   243200 SH       Sole                            243200
FORD MOTOR COMPANY             COM              345370100    22317   418613 SH       Sole                            418613
GENERAL ELECTRIC CO            COM              369604103    29490   190566 SH       Sole                            190566
GENERAL MOTORS - CLASS H       COM              370442832    15818   164775 SH       Sole                            164775
GILLETTE CO                    COM              375766102      511    12400 SH       Sole                             12400
GTE CORPORATION                COM              362320103      206     2916 SH       Sole                              2916
HEWLETT PACKARD CO             COM              428236103      763     6712 SH       Sole                              6712
HONEYWELL INTERNATIONAL INC.   COM              438516ad8      666    11550 SH       Sole                             11550
HUBBELL INC                    COM              443510201      259     9492 SH       Sole                              9492
ILLINOIS TOOL WORKS, INC.      COM              452308109      343     5072 SH       Sole                              5072
INTEL CORPORATION              COM              458140100    27961   339699 SH       Sole                            339699
INTERNATIONAL BUSINESS MACHINE COM              459200101      289     2680 SH       Sole                              2680
JOHNSON & JOHNSON              COM              478160104      339     3638 SH       Sole                              3638
KINDER MORGAN ENERGY PARTNERS, COM              494550106    15359   370658 SH       Sole                            370658
                                                                 8      200 SH       Defined                            200
LEE ENTERPRISES INC            COM              523768109      263     8226 SH       Sole                              8226
LESCO INC                      COM              526872106     1287    75700 SH       Sole                             75700
LINEAR TECHNOLOGY CORP.        COM              535678106      658     9200 SH       Sole                              9200
MAGNA INTERNATIONAL INC.       COM              559222401      490    11575 SH       Sole                             11575
MCI WORLDCOM, INC.             COM              55268B106    20980   395385 SH       Sole                            395385
                                                                 8      150 SH       Defined                            150
MEDIAONE GROUP                 COM              58440J104    25169   327670 SH       Sole                            327670
MEDTRONIC INC.                 COM              585055106      336     9234 SH       Sole                              9234
MERCK & CO INC                 COM              589331107    16688   248383 SH       Sole                            248383
MICROSOFT CORP.                COM              594918104    35397   303187 SH       Sole                            303187
MORGAN J P & CO INC            COM              616880100      469     3700 SH       Sole                              3700
NEW YORK REGIONAL RAIL CORP.   COM              649768108        4    10200 SH       Sole                             10200
NOKIA CORPORATION - SPON ADR   COM              654902204      733     3835 SH       Sole                              3835
NUCOR CORP                     COM              670346105      395     7200 SH       Sole                              7200
OLD KENT FINANCIAL CORPORATION COM              679833103      297     8400 SH       Sole                              8400
PE CORP-PE BIOSYSTEMS GROUP    COM              69332S102    11508    95650 SH       Sole                             95650
PE CORP. - CELERA GENOMICS GRO COM              69332S201     4194    28150 SH       Sole                             28150
PEGASUS COMMUNICATIONS CORP. - COM              705904100     1229    12575 SH       Sole                             12575
PEPSICO INC                    COM              713448108      257     7300 SH       Sole                              7300
PFIZER INC                     COM              717081103    22053   679846 SH       Sole                            679846
PROCTER & GAMBLE CO            COM              742718109     2041    18626 SH       Sole                             18626
PSR MANAGEMENT INC.            COM              693642100        0    13500 SH       Sole                             13500
ROYAL DUTCH PETE CO            COM              780257705     1487    24550 SH       Sole                             24550
SARA LEE CORP                  COM              803111103      215     9766 SH       Sole                              9766
SBC COMMUNICATIONS, INC.       COM              78387G103      232     4752 SH       Sole                              4752
SCIENTIFIC ATLANTA INC         COM              808655104      200     3586 SH       Sole                              3586
SOLECTRON CORPORATION          COM              834182107    15489   162825 SH       Sole                            162825
TIME WARNER                    COM              887315109    17096   236415 SH       Sole                            236415
                                                                 5       75 SH       Defined                             75
TRIBUNE COMPANY                COM              896047107    10850   197050 SH       Sole                            197050
TYCO INTERNATIONAL LTD.        COM              902124106      644    16514 SH       Sole                             16514
UNITED TECHNOLOGIES            COM              913017109      481     7400 SH       Sole                              7400
WAL-MART STORES                COM              931142103     2250    32550 SH       Sole                             32550
WALT DISNEY COMPANY            COM              254687106     1614    55186 SH       Sole                             55186
WEIS MARKETS INC.              COM              948849104      231     5300 SH       Sole                              5300
YAHOO! INC.                    COM              984332106      519     1200 SH       Sole                              1200
YOUNG & RUBICAM, INC.          COM              987425105     1097    15500 SH       Sole                             15500
Morgan St. WCOM Reset Perqs 6%                  617446257     2679   334900 SH       Sole                            334900
BANK OF AMERICA CORP.                           060505104      672    13387 SH       Sole                             13387
CONSECO FIN TRUST - SERIES F   PRD              208464602      718    30700 SH       Sole                             30700
MORGAN STANLEY DW CAP. TRUST I PRD              553538208     2412    99480 SH       Sole                             99480
FIRST FUNDS INTERMEDIATE BOND                   320305717      54757095.878 SH       Sole                         57095.878
FIRST FUNDS TENNESSEE TAX FREE                  320305840      11411600.415 SH       Sole                         11600.415
JANUS FUND                                      471023101      97222072.008 SH       Sole                         22072.008
KAUFMAN FUND, INC.                              486250103       7712888.685 SH       Sole                         12888.685
NEUBERGER & BERMAN PARTNERS' E                  641224407      41117145.045 SH       Sole                         17145.045
VANGUARD HI-YIELD CORPORATE BO                  922031208     1081146341.694SH       Sole                        146341.694
REPORT SUMMARY                 98 DATA RECORDS              573853            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED